SEMI-ANNUAL REPORT

 .PACIFIC SELECT EXEC SEPARATE ACCOUNT OF PACIFIC LIFE INSURANCE COMPANY

                                                   [LOGO OF PACIFIC SELECT EXEC]

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (Unaudited)
(In thousands)

                                                                                      High                   Govern-
                                                                          Money       Yield      Managed      ment
                                                                         Market       Bond        Bond     Securities     Growth
                                                                        Variable    Variable    Variable    Variable     Variable
                                                                         Account     Account     Account     Account      Account
                                                                        ---------------------------------------------------------
ASSETS

Investments:
 Money Market Portfolio (5,236 shares; cost $52,765) .................   $52,640
 High Yield Bond Portfolio (3,997 shares; cost $39,583) ..............               $39,008
 Managed Bond Portfolio (7,480 shares; cost $80,602) .................                           $83,368
 Government Securities Portfolio (1,170 shares; cost $12,258) ........                                        $12,526
 Growth Portfolio (8,719 shares; cost $185,117) ......................                                                   $206,427
 Aggressive Equity Portfolio (1,080 shares; cost $12,729) ............
 Growth LT Portfolio (7,256 shares; cost $118,048) ...................
 Equity Income Portfolio (6,635 shares; cost $134,488) ...............
 Multi-Strategy Portfolio (7,750 shares; cost $110,653) ..............

Receivables:
 Due from Pacific Life Insurance Company .............................     1,167                                    5         128
 Fund shares redeemed ................................................                     5           8
                                                                        ---------------------------------------------------------
Total Assets .........................................................    53,807      39,013      83,376       12,531     206,555
                                                                        ---------------------------------------------------------
LIABILITIES

Payables:
 Due to Pacific Life Insurance Company ...............................          1           5           8
 Fund shares purchased ...............................................      1,167                                   5         128
                                                                        ---------------------------------------------------------
Total Liabilities ....................................................      1,168           5           8           5         128
                                                                        ---------------------------------------------------------
NET ASSETS ...........................................................    $52,639     $39,008     $83,368     $12,526    $206,427
                                                                        =========================================================



                                                                         Aggressive       Growth          Equity         Multi-
                                                                           Equity           LT            Income        Strategy
                                                                          Variable       Variable        Variable       Variable
                                                                           Account        Account         Account        Account
                                                                        --------------------------------------------------------
ASSETS

Investments:
 Money Market Portfolio (5,236 shares; cost $52,765) .................
 High Yield Bond Portfolio (3,997 shares; cost $39,583) ..............
 Managed Bond Portfolio (7,480 shares; cost $80,602) .................
 Government Securities Portfolio (1,170 shares; cost $12,258) ........
 Growth Portfolio (8,719 shares; cost $185,117) ......................
 Aggressive Equity Portfolio (1,080 shares; cost $12,729) ............      $13,665
 Growth LT Portfolio (7,256 shares; cost $118,048) ...................                   $156,787
 Equity Income Portfolio (6,635 shares; cost $134,488) ...............                                   $166,850
 Multi-Strategy Portfolio (7,750 shares; cost $110,653) ..............                                                  $127,174

Receivables:
 Due from Pacific Life Insurance Company .............................            8                            17
 Fund shares redeemed ................................................                        126                            281
                                                                        --------------------------------------------------------
Total Assets .........................................................       13,673       156,913         166,867        127,455
                                                                        --------------------------------------------------------
LIABILITIES

Payables:
 Due to Pacific Life Insurance Company ...............................                        126                            281
 Fund shares purchased ...............................................            8                            17
                                                                        --------------------------------------------------------
Total Liabilities ....................................................            8           126              17            281
                                                                        --------------------------------------------------------
NET ASSETS ...........................................................      $13,665      $156,787        $166,850       $127,174
                                                                        ========================================================


See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 1998 (Unaudited)
(In thousands)

                                                                                     Bond and     Equity     Inter-     Emerging
                                                                           Equity     Income       Index    national     Markets
                                                                          Variable   Variable    Variable   Variable    Variable
                                                                          Account    Account     Account    Account     Account
                                                                          ======================================================
ASSETS
Investments:
 Equity Portfolio (384 shares; cost $9,959) ............................   $10,715
 Bond and Income Portfolio (159 shares; cost $2,074) ...................               $2,088
 Equity Index Portfolio (8,514 shares; cost $179,592) ..................                         $253,783
 International Portfolio (9,305 shares; cost $141,113) .................                                    $161,367
 Emerging Markets Portfolio (1,164 shares; cost $11,221) ...............                                                  $9,577
 Edinburgh Overseas Equity Portfolio (64 shares; cost $649) ............
 Turner Core Growth Portfolio (75 shares; cost $1,033) .................
 Frontier Capital Appreciation Portfolio (259 shares; cost $3,682) .....
 Enhanced U.S. Equity Portfolio (158 shares; cost $2,294) ..............
Receivables:
 Due from Pacific Life Insurance Company ...............................                                          25           2
 Fund shares redeemed ..................................................       264        221         221
                                                                          ------------------------------------------------------
Total Assets ...........................................................    10,979      2,309     254,004    161,392       9,579
                                                                          ------------------------------------------------------
LIABILITIES
Payables:
 Due to Pacific Life Insurance Company .................................      264         221         221
 Fund shares purchased .................................................                                          25           2
                                                                          ------------------------------------------------------
Total Liabilities ......................................................      264         221         221         25           2
                                                                          ------------------------------------------------------
NET ASSETS .............................................................  $10,715      $2,088    $253,783   $161,367      $9,577
                                                                          ======================================================


                                                                          Variable   Variable    Variable   Variable
                                                                          Account    Account     Account    Account
                                                                             I          II         III        IV
                                                                          ==========================================
ASSETS
Investments:
 Equity Portfolio (384 shares; cost $9,959) ............................
 Bond and Income Portfolio (159 shares; cost $2,074) ...................
 Equity Index Portfolio (8,514 shares; cost $179,592) ..................
 International Portfolio (9,305 shares; cost $141,113) .................
 Emerging Markets Portfolio (1,164 shares; cost $11,221) ...............
 Edinburgh Overseas Equity Portfolio (64 shares; cost $649) ............      $712
 Turner Core Growth Portfolio (75 shares; cost $1,033) .................               $1,223
 Frontier Capital Appreciation Portfolio (259 shares; cost $3,682) .....                           $3,925
 Enhanced U.S. Equity Portfolio (158 shares; cost $2,294) ..............                                      $2,806
Receivables:
 Due from Pacific Life Insurance Company ...............................                                2          1
 Fund shares redeemed ..................................................
                                                                          ------------------------------------------
Total Assets ...........................................................       712      1,223       3,927      2,807
                                                                          ==========================================
LIABILITIES
Payables:
 Due to Pacific Life Insurance Company .................................
 Fund shares purchased .................................................                                2          1
                                                                          ------------------------------------------
Total Liabilities ......................................................                                2          1
                                                                          ------------------------------------------
NET ASSETS .............................................................      $712     $1,223      $3,925     $2,806
                                                                          ==========================================


See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 1998 (Unaudited)
(In thousands)

                                                     High              Govern-
                                          Money     Yield   Managed     ment              Aggressive  Growth    Equity    Multi-
                                          Market     Bond    Bond     Securities  Growth    Equity      LT      Income   Strategy
                                         Variable  Variable  Variable  Variable  Variable  Variable  Variable  Variable  Variable
                                         Account   Account   Account    Account   Account  Account    Account   Account   Account
                                         ========================================================================================
INVESTMENT INCOME
 Dividends .............................  $1,304    $1,782   $2,992     $522     $20,018               $6,250   $18,139   $10,355
                                         ----------------------------------------------------------------------------------------
Net Investment Income ..................   1,304     1,782    2,992      522      20,018                6,250    18,139    10,355
                                         ----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net realized gain from security
  transactions .........................      16       177      251       63       6,263      $650      1,663     1,528     1,264
 Net unrealized appreciation
   (depreciation) on investments .......      (1)     (977)    (165)    (145)    (15,176)      639     27,360     1,638       310
                                         ----------------------------------------------------------------------------------------
Net Realized And Unrealized Gain
  (Loss) On Investments ................      15      (800)      86      (82)     (8,913)    1,289     29,023     3,166     1,574
                                         ----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS .............  $1,319      $982   $3,078     $440     $11,105    $1,289    $35,273   $21,305   $11,929
                                         ========================================================================================
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 1998 (Unaudited)
(In thousands)


                                                        Bond and   Equity    Inter-   Emerging
                                                Equity   Income    Index     national Markets  Variable Variable  Variable  Variable
                                               Variable Variable  Variable  Variable  Variable  Account  Account  Account   Account
                                                Account  Account   Account   Account   Account     I      II (1)    III       IV
                                               =====================================================================================
INVESTMENT INCOME
 Dividends ...................................  $  475     $50    $ 3,191    $11,321   $    16                      $21     $  8
                                               -------------------------------------------------------------------------------------
Net Investment Income ........................     475      50      3,191     11,321        16                       21        8
                                               -------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net realized gain (loss) from
   security transactions .....................     246      21      4,136      2,986      (378)   $ 3     $ 13       18       26
 Net unrealized appreciation
  (depreciation) on investments ..............     740      (5)    27,228      6,313      (962)    68      169       26      329
                                               -------------------------------------------------------------------------------------
Net Realized And Unrealized Gain
  (Loss) On Investments ......................     986      16     31,364      9,299    (1,340)    71      182       44      355
                                               -------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ...................  $1,461     $66    $34,555    $20,620   $(1,324)   $71     $182      $65     $363
                                               =====================================================================================

(1) Total dividends received in full for the six-month period ended June 30, 1998 was less than $500.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED JUNE 30, 1998 (Unaudited)
(In thousands)

                                                                                     High                   Govern-
                                                                      Money          Yield      Managed      ment
                                                                      Market         Bond         Bond    Securities     Growth
                                                                     Variable      Variable     Variable   Variable     Variable
                                                                      Account       Account      Account    Account      Account
                                                                  --------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income .........................................    $   1,304      $  1,782     $  2,992   $    522     $ 20,018
 Net realized gain from security transactions ..................           16           177          251         63        6,263
 Net unrealized appreciation (depreciation) on investments .....           (1)         (977)        (165)      (145)     (15,176)
                                                                  --------------------------------------------------------------
Net Increase In Net Assets Resulting
 From Operations ...............................................        1,319           982        3,078        440       11,105
                                                                  --------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 POLICY TRANSACTIONS
 Transfer of net premiums ......................................       73,557         3,705        6,924        867       15,923
 Transfers--policy charges and deductions ......................       (2,682)       (1,062)      (1,716)      (302)      (5,400)
 Transfers in (from other variable accounts) ...................      114,755        14,082       23,355      3,086       50,537
 Transfers out (to other variable accounts) ....................     (181,860)      (11,448)     (18,345)    (1,631)     (40,218)
 Transfers--other ..............................................       (4,534)         (958)      (2,440)      (355)      (5,509)
                                                                  ---------------------------------------------------------------
Net Increase (Decrease) In Net Assets
 Derived From Policy Transactions...............................         (764)        4,319        7,778      1,665       15,333
                                                                  ---------------------------------------------------------------
NET INCREASE IN NET ASSETS .....................................          555         5,301       10,856      2,105       26,438
                                                                  ---------------------------------------------------------------
NET ASSETS

 Beginning of Period ...........................................       52,084        33,707       72,512     10,421      179,989
                                                                  ---------------------------------------------------------------
 End of Period .................................................    $  52,639      $ 39,008     $ 83,368    $12,526     $206,427
                                                                  ===============================================================




                                                                   Aggressive       Growth       Equity     Multi-
                                                                     Equity           LT         Income    Strategy
                                                                    Variable       Variable     Variable   Variable
                                                                     Account        Account      Account    Account
                                                                  -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income .........................................                   $  6,250     $ 18,139   $ 10,355
 Net realized gain from security transactions ..................     $    650         1,663        1,528      1,264
 Net unrealized appreciation (depreciation) on investments .....          639        27,360        1,638        310
                                                                  -------------------------------------------------
Net Increase In Net Assets Resulting
 From Operations ...............................................        1,289        35,273       21,305     11,929
                                                                  -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 POLICY TRANSACTIONS
 Transfer of net premiums ......................................        1,887        14,523       13,570      6,891
 Transfers--policy charges and deductions ......................         (418)       (4,057)      (3,745)    (2,572)
 Transfers in (from other variable accounts) ...................        7,183        24,596       19,939      5,985
 Transfers out (to other variable accounts) ....................       (5,465)      (20,750)     (13,005)    (6,209)
 Transfers--other ..............................................         (284)       (3,236)      (2,700)    (2,202)
                                                                  -------------------------------------------------
Net Increase (Decrease) In Net Assets
 Derived From Policy Transactions ..............................        2,903        11,076       14,059      1,893
                                                                  -------------------------------------------------
NET INCREASE IN NET ASSETS .....................................        4,192        46,349       35,364     13,822
                                                                  -------------------------------------------------
NET ASSETS

 Beginning of Period ...........................................        9,473       110,438      131,486    113,352
                                                                  -------------------------------------------------
 End of Period .................................................      $13,665      $156,787     $166,850   $127,174
                                                                  =================================================

                       See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED JUNE 30, 1998 (Unaudited)
(In thousands)

                                                           Bond and  Equity   Inter-  Emerging
                                                   Equity   Income   Index   national  Markets  Variable Variable Variable  Variable
                                                  Variable Variable Variable Variable Variable   Account  Account  Account   Account
                                                   Account  Account  Account  Account  Account      I       II       III       IV
                                                 ===================================================================================
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income .........................    $475     $50      $3,191  $11,321     $16                          $21      $8
 Net realized gain (loss) from
   security transactions .......................     246      21       4,136    2,986    (378)     $3        $13        18      26
 Net unrealized appreciation
   (depreciation) on investments ...............     740      (5)     27,228    6,313    (962)     68        169        26     329
                                                 ---------------------------------------------------------------------------------
Net Increase (Decrease) In Net
  Assets Resulting From Operations .............   1,461      66      34,555   20,620  (1,324)     71        182        65     363
                                                 ---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 POLICY TRANSACTIONS
 Transfer of net premiums ......................   1,047     344      20,829   14,636   1,673      52         97       627     227
 Transfers--policy charges and deductions ......    (224)    (57)     (5,786)  (4,061)   (325)    (21)       (33)     (124)    (59)
 Transfers in (from other variable accounts) ...   6,805   2,132      43,364   33,921   5,772      86        226       375     618
 Transfers out (to other variable accounts) ....  (2,318)   (988)    (20,384) (29,481) (4,414)    (17)       (30)     (138)    (62)
 Transfers--other ..............................    (246)    (94)     (6,083)  (3,209)   (221)      2         (2)       11     (35)
                                                 ---------------------------------------------------------------------------------
Net Increase In Net Assets
 Derived From Policy Transactions ..............   5,064   1,337      31,940   11,806   2,485     102        258       751     689
                                                 ---------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS .....................   6,525   1,403      66,495   32,426   1,161     173        440       816   1,052
                                                 ---------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period ...........................   4,190     685     187,288  128,941  8,416      539        783     3,109   1,754
                                                 ---------------------------------------------------------------------------------
 End of Period ................................. $10,715  $2,088    $253,783 $161,367 $9,577     $712     $1,223    $3,925  $2,806
                                                 ==================================================================================
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
(In thousands)

                                                           High              Govern-
                                                Money     Yield   Managed     ment             Aggressive Growth   Equity   Multi-
                                                Market     Bond     Bond   Securities  Growth    Equity     LT     Income  Strategy
                                               Variable  Variable Variable  Variable  Variable  Variable Variable Variable Variable
                                               Account   Account  Account   Account   Account   Account  Account  Account  Account
                                               =====================================================================================
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income ....................... $   2,072 $  2,559 $  3,893  $   498   $ 14,427           $  4,656 $  7,127 $  7,530
 Net realized gain from
  security transactions ......................        94      454      367       96      6,822  $   101     3,899    3,288      695
 Net unrealized appreciation
  (depreciation) on investments ..............      (121)    (335)   1,844      306     15,323      230     1,609   16,626    8,279
                                               -------------------------------------------------------------------------------------
Net Increase In Net Assets Resulting
 From Operations .............................     2,045    2,678    6,104      900     36,572      331    10,164   27,041   16,504
                                               -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 POLICY TRANSACTIONS
 Transfer of net premiums ....................   114,902    6,516   11,008    2,026     28,003    2,091    27,890   20,805   20,699
 Transfers--policy charges and deductions ....    (4,303)  (1,844)  (2,926)    (587)    (9,059)    (469)   (6,771)  (5,873)  (4,507)
 Transfers in (from other variable accounts) .   133,629   17,591   15,603    5,190     61,551   12,131    34,622   27,826    9,864
 Transfers out (to other variable accounts) ..  (214,125) (15,732) (11,609)  (4,376)   (46,874)  (7,838)  (39,146) (18,793)  (5,914)
 Transfers--other ............................    (7,489)  (1,439) (14,668)    (562)   (10,114)    (104)   (5,388)  (5,380)  (2,426)
                                               -------------------------------------------------------------------------------------
Net Increase (Decrease) In Net Assets
 Derived From Policy Transactions ............    22,614    5,092   (2,592)   1,691     23,507    5,811    11,207   18,585   17,716
                                               -------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS ...................    24,659    7,770    3,512    2,591     60,079    6,142    21,371   45,626   34,220
                                               -------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year ...........................    27,425   25,937   69,000    7,830    119,910    3,331    89,067   85,860   79,132
                                               -------------------------------------------------------------------------------------
 End of Year ................................. $  52,084 $ 33,707 $ 72,512  $10,421   $179,989  $ 9,473  $110,438 $131,486 $113,352
                                               =====================================================================================

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1997
(In thousands)

                                                                Bond and      Equity     Inter-    Emerging
                                                    Equity       Income       Index     national   Markets    Variable   Variable
                                                   Variable     Variable     Variable   Variable   Variable    Account    Account
                                                  Account (1)  Account (1)   Account    Account    Account        I         II
                                                  ==================================================================================
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income ........................     $   30        $ 11       $  7,400   $  4,347    $   41      $  8      $  71
 Net realized gain from security transactions .         13           5         12,511      4,938       187         2          7
 Net unrealized appreciation (depreciation) on
  investments .................................         16          19         21,545        (62)     (644)       (4)        31
                                                  ----------------------------------------------------------------------------------
Net Increase (Decrease) In Net Assets
 Resulting From Operations ....................         59          35         41,456      9,223      (416)        6        109
                                                  ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 POLICY TRANSACTIONS
 Transfer of net premiums .....................        466          56         28,526     26,039     2,039        80        172
 Transfers--policy charges and deductions .....        (87)        (13)        (8,168)    (7,142)     (479)      (25)       (28)
 Transfers in (from other variable accounts) ..      4,237         659         51,709     54,246    10,615       408        537
 Transfers out (to other variable accounts) ...       (438)        (53)       (25,760)   (45,867)   (6,460)       (3)      (163)
 Transfers--other .............................        (47)          1        (25,672)    (4,997)     (162)       (4)       (17)
                                                  ----------------------------------------------------------------------------------
Net Increase In Net Assets
 Derived From Policy Transactions .............      4,131         650         20,635     22,279     5,553       456        501
                                                  ----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS ....................      4,190         685         62,091     31,502     5,137       462        610
                                                  ----------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year ............................                               125,197     97,439     3,279        77        173
                                                  ----------------------------------------------------------------------------------
 End of Year ..................................     $4,190        $685       $187,288   $128,941   $ 8,416      $539      $ 783
                                                  ==================================================================================


                                                   Variable     Variable
                                                    Account      Account
                                                      III          IV
                                                  ======================
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income ........................    $    73      $   63
 Net realized gain from security transactions .         42           7
 Net unrealized appreciation (depreciation) on
  investments .................................        222         201
                                                  ----------------------
Net Increase (Decrease) In Net Assets
 Resulting From Operations ....................        337         271
                                                  ----------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 POLICY TRANSACTIONS
 Transfer of net premiums .....................        656         372
 Transfers--policy charges and deductions .....       (149)        (54)
 Transfers in (from other variable accounts) ..      3,409         976
 Transfers out (to other variable accounts) ...     (1,636)       (217)
 Transfers--other .............................        (51)         (9)
                                                  ----------------------
Net Increase In Net Assets
 Derived From Policy Transactions .............      2,229       1,068
                                                  ----------------------
NET INCREASE IN NET ASSETS ....................      2,566       1,339
                                                  ----------------------
NET ASSETS
 Beginning of Year ............................        543         415
                                                  ----------------------
 End of Year ..................................    $ 3,109      $1,754
                                                  ======================

(1) For the period from January 10, 1997 (commencement of operations) to December 31, 1997.

See Notes to Financial Statements

                     PACIFIC SELECT EXEC SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

    The Pacific Select Exec Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is currently comprised of eighteen subaccounts called Variable
Accounts: the Money Market Variable Account, the High Yield Bond Variable Account, the Managed Bond Variable Account, the Government Securities Variable Account, the Growth Variable Account, the Aggressive Equity Variable Account, the Growth LT Variable Account, the Equity Income Variable Account, the Multi-Strategy Variable Account, the Equity Variable Account, the Bond and Income Variable Account, the Equity Index Variable Account, the International Variable Account, the Emerging Markets Variable Account, and the Variable Accounts I through IV. The assets in each of the first fourteen Variable Accounts are invested in shares of the corresponding portfolios of Pacific Select Fund and the assets of the last four Variable Accounts are invested in shares of the corresponding portfolios of M Fund, Inc. (collectively, the "Funds"). Each Variable Account pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Section A of this report or provided separately and should be read in conjunction with the Separate Account's financial statements.

    The Separate Account was established by Pacific Life Insurance Company (formerly named Pacific Mutual Life Insurance Company - see Note 1 to Financial Statements of the Fund on A-67) on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

    The Separate Account held by Pacific Life represents funds from individual flexible premium variable life policies. The assets of the Separate Account are carried at market value.

    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

    A.  Valuation of Investments

    Investments in shares of the Funds are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

    B.  Security Transactions

    Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

    C.  Federal Income Taxes

    The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2.  DIVIDENDS

    During the six months period ended June 30, 1998, the Funds have declared dividends for each portfolio except for the Aggressive Equity Portfolio and the Edinburgh Overseas Equity Portfolio. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

3.  CHARGES AND EXPENSES

    With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums for sales load and state premium taxes before amounts are allocated to the Separate Account. Pacific Life also makes certain deductions from the net assets of each Variable Account for the mortality and expense risks Pacific Life assumes, administrative expenses, cost of insurance, charges for optional benefits and any sales and underwriting surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4.  RELATED PARTY AGREEMENT

    Pacific Mutual Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

                     PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

5.  SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUNDS SHARES

    The investment in the Funds shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains). The cost and market value of total Separate Account's investments in the Funds as of June 30, 1998 were as follows (amounts in thousands):

                                                                                       Variable Accounts
                                                         ===========================================================================
                                                                                                  Govern-
                                                            Money      High Yield    Managed       ment                  Aggressive
                                                            Market        Bond        Bond      Securities    Growth       Equity
                                                         ===========================================================================
Total cost of investments at beginning of period          $ 52,208      $33,305      $69,581     $10,008     $143,503     $ 9,176
Add:   Total net proceeds from policy transactions          74,576       11,398       12,629       2,993       35,875       6,201
       Reinvested distributions from the Funds:
       (a) Net investment income                             1,304        1,461        1,962         305
       (b) Net realized gain                                                321        1,030         217       20,018
                                                         ---------------------------------------------------------------------------
                       Sub-Total                           128,088       46,485       85,202      13,523      199,396      15,377
Less:  Cost of investments disposed during the period       75,323        6,902        4,600       1,265       14,279       2,648
                                                         ---------------------------------------------------------------------------
Total cost of investments at end of period                  52,765       39,583       80,602      12,258      185,117      12,729
Add:   Unrealized appreciation (depreciation)                 (125)        (575)       2,766         268       21,310         936
                                                         ---------------------------------------------------------------------------
Total market value of investments at end of period        $ 52,640      $39,008      $83,368     $12,526     $206,427     $13,665
                                                         ===========================================================================

                                                           Growth       Equity       Multi-                  Bond and     Equity
                                                             LT         Income      Strategy      Equity      Income       Index
                                                         ===========================================================================
Total cost of investments at beginning of period          $ 99,059     $100,762     $ 97,141     $ 4,174       $  666    $140,325
Add:   Total net proceeds from policy transactions          17,681       18,629        8,059       6,978        2,018      42,231
       Reinvested distributions from the Funds:
       (a) Net investment income                               326          538        1,730           8           47       1,471
       (b) Net realized gain                                 5,924       17,601        8,625         467            3       1,720
                                                         ---------------------------------------------------------------------------
                       Sub-Total                           122,990      137,530      115,555      11,627        2,734     185,747
Less:  Cost of investments disposed during the period        4,942        3,042        4,902       1,668          660       6,155
                                                         ---------------------------------------------------------------------------
Total cost of investments at end of period                 118,048      134,488      110,653       9,959        2,074     179,592
Add:   Unrealized appreciation                              38,739       32,362       16,521         756           14      74,191
                                                         ---------------------------------------------------------------------------
Total market value of investments at end of period        $156,787     $166,850     $127,174     $10,715       $2,088    $253,783
                                                         ===========================================================================

                                                           Inter-      Emerging
                                                          national      Markets        I           II          III          IV
                                                         ===========================================================================
Total cost of investments at beginning of period          $115,000      $ 9,098         $544      $  762       $2,892      $1,571
Add:   Total net proceeds from policy transactions          24,732        5,012          130         319          867         797
       Reinvested distributions from the Funds:
       (a) Net investment income                               821           16
       (b) Net realized gain                                10,500                                                 21           8
                                                         ---------------------------------------------------------------------------
                       Sub-Total                           151,053       14,126          674       1,081        3,780       2,376
Less:  Cost of investments disposed during the period        9,940        2,905           25          48           98          82
                                                         ---------------------------------------------------------------------------
Total cost of investments at end of period                 141,113       11,221          649       1,033        3,682       2,294
Add:   Unrealized appreciation (depreciation)               20,254       (1,644)          63         190          243         512
                                                         ---------------------------------------------------------------------------
Total market value of investments at end of period        $161,367      $ 9,577         $712      $1,223       $3,925      $2,806
                                                         ===========================================================================

                     PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

6. TRANSACTIONS IN SEPARATE ACCOUNT UNITS AND SELECTED ACCUMULATION UNIT ** INFORMATION

    Transactions in Separate Account units for the period ended June 30, 1998 and the selected accumulation unit information as of June 30, 1998 and December 31, 1997 were as follows:

                                                                                    Variable Accounts
                                                       =============================================================================
                                                                                                  Govern-
                                                           Money      High Yield     Managed       ment                 Aggressive
                                                           Market        Bond         Bond      Securities    Growth      Equity
                                                       =============================================================================
Total units outstanding at beginning of period            3,242,630    1,272,728    3,186,015    479,603    4,678,660     840,837
Increase (decrease) in units resulting from
  policy transactions:
  (a) Transfer of net premiums                            4,530,739      133,356      298,915     39,235      391,375     153,537
  (b) Transfers--policy charges and deductions             (165,081)     (39,468)     (74,089)   (13,660)    (132,140)    (33,823)
  (c) Transfers in (from other variable accounts)         6,993,412      501,022      975,337    125,335    1,147,534     564,912
  (d) Transfers out (to other variable accounts)        (11,130,833)    (400,678)    (764,659)   (62,448)    (897,571)   (430,768)
  (e) Transfers--other                                     (277,650)     (33,564)    (101,703)   (13,630)    (122,969)    (22,385)
                                                       -----------------------------------------------------------------------------
        Sub-Total                                           (49,413)     160,668      333,801     74,832      386,229     231,473
                                                       -----------------------------------------------------------------------------

Total units outstanding at end of period                  3,193,217    1,433,396    3,519,816    554,435    5,064,889   1,072,310
                                                       =============================================================================

                                                       -----------------------------------------------------------------------------
Accumulation Unit Value:  At beginning of period             $16.06       $26.48       $22.76     $21.73       $38.47      $11.27
                          At end of period                   $16.48       $27.21       $23.69     $22.59       $40.76      $12.74
                                                       -----------------------------------------------------------------------------

                                                           Growth       Equity        Multi-                 Bond and    Equity
                                                             LT         Income       Strategy    Equity       Income      Index
                                                       =============================================================================
Total units outstanding at beginning of period            5,452,479    3,609,629    3,897,779    365,186       57,616   5,696,188
Increase (decrease) in units resulting from
  policy transactions:
  (a) Transfer of net premiums                              623,344      338,100      222,881     81,485       28,415     577,861
  (b) Transfers--policy charges and deductions             (174,926)     (93,538)     (83,431)   (17,149)      (4,713)   (160,168)
  (c) Transfers in (from other variable accounts)           973,642      417,231      162,356    506,407      175,452   1,112,504
  (d) Transfers out (to other variable accounts)           (816,807)    (254,436)    (176,782)  (164,567)     (81,522)   (508,134)
  (e) Transfers--other                                     (127,383)     (52,825)     (62,666)   (17,537)      (7,840)   (151,639)
                                                       -----------------------------------------------------------------------------
        Sub-Total                                           477,870      354,532       62,358    388,639      109,792     870,424
                                                       -----------------------------------------------------------------------------

Total units outstanding at end of period                  5,930,349    3,964,161    3,960,137    753,825      167,408   6,566,612
                                                       =============================================================================

                                                       -----------------------------------------------------------------------------
Accumulation Unit Value:  At beginning of period             $20.25       $36.43       $29.08     $11.47       $11.89      $32.88
                          At end of period                   $26.44       $42.09       $32.11     $14.21       $12.47      $38.65
                                                       -----------------------------------------------------------------------------

                                                           Inter-       Emerging
                                                          national      Markets         I          II         III          IV
                                                       =============================================================================
Total units outstanding at beginning of period            6,224,372      871,397       52,300     59,984      243,373     132,506
Increase (decrease) in units resulting from
  policy transactions:
  (a) Transfer of net premiums                              642,949      178,571        4,684      6,994       48,209      15,767
  (b) Transfers--policy charges and deductions             (178,696)     (34,640)      (1,832)    (2,289)      (9,446)     (4,068)
  (c) Transfers in (from other variable accounts)         1,379,993      610,009        7,599     15,262       26,156      42,329
  (d) Transfers out (to other variable accounts)         (1,188,741)    (462,810)      (1,464)    (2,117)      (7,771)     (4,355)
  (e) Transfers--other                                     (129,393)     (23,171)         257       (141)         675      (2,458)
                                                       -----------------------------------------------------------------------------
        Sub-Total                                           526,112      267,959        9,244     17,709       57,823      47,215
                                                       -----------------------------------------------------------------------------

Total units outstanding at end of period                  6,750,484    1,139,356       61,544     77,693      301,196     179,721
                                                       =============================================================================

                                                       -----------------------------------------------------------------------------
Accumulation Unit Value:  At beginning of period             $20.72        $9.66       $10.31     $13.06       $12.77      $13.23
                          At end of period                   $23.90        $8.41       $11.57     $15.75       $13.03      $15.61
                                                       -----------------------------------------------------------------------------

_______________________________
** Accumulation Unit: unit of measure used to calculate the value of a Policy Owner's interest in a Variable Account during the accumulation period.